ProShares Investment Grade-Interest Rate Hedged Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.12%	4.52%	4.15%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3],[4]	1.25%	(0.33%)	1.35%
None
Prospectus [Line Items]
Average Annual Return, Percent		9.09%	4.16%	3.89%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.82%	2.54%	2.30%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	2.46%	2.26%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
[2]	After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.